Fair value measurements - Geographic allocations of trading assets related to government, agency and municipal securities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 485,891	¥ 775,025
Government, agency and municipal securities [Member]
Fair value, concentration of credit risk [Line items]
Non-trading debt securities	¥ 344,000	¥ 544,000